AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

August 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.5%
Long-Term Municipal Bonds – 94.5%
Minnesota – 94.5%
Anoka-Hennepin Independent School District No. 11 (Anoka-Hennepin Independent School District No. 11 COP) Series 2014-A 5.00%, 02/01/2034	$1,695	$1,747,027
Brainerd Independent School District No. 181 Series 2018-A 4.00%, 02/01/2041	1,000	1,004,213
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	270	213,272
City of Center City MN (Hazelden Betty Ford Foundation) Series 2014 5.00%, 11/01/2029	300	308,339
5.00%, 11/01/2044	500	508,267
Series 2019 4.00%, 11/01/2041	850	806,244
City of Duluth MN Series 2016-A 5.00%, 02/01/2034	1,000	1,080,938
City of Maple Grove MN (Maple Grove Hospital Corp.) Series 2017 5.00%, 05/01/2031	1,000	1,051,733
City of Minneapolis MN (Allina Health Obligated Group) Series 2021 4.00%, 11/15/2037	1,000	985,533
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2015-A 5.00%, 11/15/2033	1,000	1,042,049
Series 2018-A 5.00%, 11/15/2036	2,000	2,128,373
City of Minneapolis MN (Hennepin Schools) Series 2021-A 4.00%, 07/01/2056	300	231,592
City of Rochester MN (Mayo Clinic) Series 2016-B 5.00%, 11/15/2036	60	71,438
Series 2018 4.00%, 11/15/2048	1,000	960,241
City of St. Paul MN (City of St. Paul MN Sales Tax) Series 2014-G 5.00%, 11/01/2030	1,500	1,576,246
5.00%, 11/01/2032	1,400	1,470,861

	Principal Amount (000)	U.S. $ Value

City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) Series 2019 5.00%, 08/01/2049	$395	$394,402
City of Woodbury MN (Woodbury Leadership Academy) Series 2021 4.00%, 07/01/2056	215	166,245
Cloquet Independent School District No. 94 Series 2015-B 5.00%, 02/01/2031	1,200	1,261,151
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	400	367,145
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018 4.25%, 02/15/2043	500	479,678
Series 2018-A 5.00%, 02/15/2048	1,000	1,024,752
Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015-A 5.00%, 11/15/2040 (Pre-refunded/ETM)	600	643,221
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Amherst H Wilder Foundation/MN) Series 2020 5.00%, 12/01/2036	1,575	1,639,665
Housing & Redevelopment Authority of The City of St. Paul Minnesota (HealthPartners Obligated Group) Series 2015-A 5.00%, 07/01/2032	1,000	1,040,731
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Hmong College Prep Academy) Series 2020 5.00%, 09/01/2040	110	109,612
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(a)	100	80,468
4.00%, 06/01/2051(a)	125	91,617
Hutchinson Utilities Commission Series 2012-A 5.00%, 12/01/2025	420	422,738
Minneapolis Special School District No. 1 Series 2016 5.00%, 02/01/2031	1,750	1,918,193
Minneapolis-St Paul Metropolitan Airports Commission Series 2019-B 5.00%, 01/01/2035	2,000	2,119,445
Minnesota Higher Education Facilities Authority (College of St. Scholastica, Inc.) Series 2019 4.00%, 12/01/2040	750	710,710

	Principal Amount (000)	U.S. $ Value

Minnesota Higher Education Facilities Authority (Hamline University) Series 2017-B 5.00%, 10/01/2036	$500	$511,609
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018-A 5.00%, 10/01/2045	1,100	1,146,229
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2021 3.00%, 10/01/2041	1,000	802,462
Series 2015-8 5.00%, 12/01/2032	1,000	1,056,976
Minnesota Higher Education Facilities Authority (University of St. Thomas/Minneapolis) Series 2017-A 4.00%, 10/01/2034	800	809,077
Minnesota Housing Finance Agency (Minnesota Housing Finance Agency State Lease) Series 2019-A 4.00%, 08/01/2031	50	52,365
Minnesota Municipal Power Agency Series 2014 5.00%, 10/01/2032	750	788,900
New Prague Independent School District No. 721 Series 2015-A 4.00%, 02/01/2032	1,000	1,028,369
North St Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2039	1,000	858,776
North St. Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2038	1,000	876,913
Northern Municipal Power Agency Series 2017 5.00%, 01/01/2033	235	254,027
5.00%, 01/01/2034	215	231,654
5.00%, 01/01/2041	700	746,619
Southern Minnesota Municipal Power Agency Series 2017-A 5.00%, 01/01/2047	2,000	2,153,446
State of Minnesota Series 2021-A 4.00%, 09/01/2039	1,000	1,022,333

Total Municipal Obligations (cost $41,639,123)		39,995,894

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.2%
Investment Companies – 4.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(b) (c) (d) (cost $1,763,061)	1,763,061	$1,763,061

Total Investments – 98.7% (cost $43,402,184)(e)		41,758,955
Other assets less liabilities – 1.3%		568,239

Net Assets – 100.0%		$42,327,194

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	365	01/15/2025	2.565%	CPI#	Maturity	$37,197	$—	$37,197
USD	183	01/15/2025	2.585%	CPI#	Maturity	18,504	—	18,504
USD	182	01/15/2025	2.613%	CPI#	Maturity	18,204	—	18,204
USD	120	01/15/2025	4.028%	CPI#	Maturity	5,097	—	5,097
USD	680	01/15/2026	CPI#	3.765%	Maturity	(30,711)	—	(30,711)
USD	570	01/15/2027	CPI#	3.466%	Maturity	(30,433)	(678)	(29,755)
USD	500	01/15/2027	CPI#	3.320%	Maturity	(31,210)	—	(31,210)
USD	420	01/15/2027	CPI#	3.323%	Maturity	(26,138)	—	(26,138)
USD	1,410	01/15/2028	1.230%	CPI#	Maturity	280,278	—	280,278
USD	1,070	01/15/2028	0.735%	CPI#	Maturity	251,218	—	251,218
USD	1,050	01/15/2029	CPI#	3.390%	Maturity	(42,697)	—	(42,697)
USD	620	01/15/2029	CPI#	3.735%	Maturity	(7,141)	—	(7,141)
USD	330	01/15/2029	CPI#	3.331%	Maturity	(15,041)	—	(15,041)
USD	255	01/15/2030	1.572%	CPI#	Maturity	48,661	—	48,661
USD	255	01/15/2030	1.587%	CPI#	Maturity	48,307	—	48,307
USD	300	01/15/2031	2.680%	CPI#	Maturity	28,838	—	28,838
USD	300	01/15/2031	2.782%	CPI#	Maturity	25,789	—	25,789
USD	250	01/15/2031	2.989%	CPI#	Maturity	16,277	—	16,277
USD	260	01/15/2032	CPI#	3.064%	Maturity	(13,659)	—	(13,659)
USD	260	04/15/2032	CPI#	2.909%	Maturity	(17,186)	—	(17,186)

						$564,154	$(678)	$564,832

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	5,850	01/15/2027	1 Day SOFR	2.4665%	Annual	$(130,870)	$—	$(130,870)
USD	4,070	01/15/2030	1.023%	3 Month LIBOR	Semi-Annual/ Quarterly	600,340	—	600,340
USD	1,400	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	186,255	—	186,255
USD	650	01/15/2031	1.2695%	3 Month LIBOR	Semi-Annual/ Quarterly	94,223	—	94,223
USD	500	01/15/2031	1.2405%	3 Month LIBOR	Semi-Annual/ Quarterly	73,677	—	73,677
USD	700	02/15/2041	1 Day SOFR	1.7695%	Annual	(111,048)	—	(111,048)
USD	600	02/15/2041	1 Day SOFR	1.6565%	Annual	(105,188)	—	(105,188)

						$607,389	$—	$607,389

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	835	10/09/2029	1.125%	SIFMA*	Quarterly	$75,210	$—	$75,210

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the aggregate market value of these securities amounted to $172,085 or 0.4% of net assets.

(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,016,548 and gross unrealized depreciation of investments was $(2,412,346), resulting in net unrealized depreciation of $(395,798).

Glossary:

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Minnesota Portfolio

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$39,995,894	$—	$39,995,894
Short-Term Investments	1,763,061	—	—	1,763,061

Total Investments in Securities	1,763,061	39,995,894	—	41,758,955
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	778,370	—	778,370
Centrally Cleared Interest Rate Swaps	—	954,495	—	954,495
Interest Rate Swaps	—	75,210	—	75,210
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(214,216)	—	(214,216)
Centrally Cleared Interest Rate Swaps	—	(347,106)	—	(347,106)

Total	$1,763,061	$41,242,647	$—	$43,005,708

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2022 is as follows:

Fund	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,881	$5,386	$5,504	$1,763	$3